INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Significant Components of Deferred Tax Assets
Significant components of the Company and its subsidiary deferred tax assets are as follows:

	As of December 31,
	2 0 1 3	2 0 1 2

Israel net operating loss carry-forwards (*)	$19	$1,571
Temporary differences relating to reserve and allowances	151	489
Total net deferred tax asset before valuation allowance	170	2,060
Valuation allowance	-	-
Net deferred tax asset	$170	$2,060

Schedule of Presentation in Balance Sheets for Deferred Taxes	Presentation in balance sheets:
	December 31,
	2 0 1 3	2 0 1 2

Current deferred income tax	$137	$1,850
Other long term assets	33	210
	$170	$2,060

Schedule of Israel and International components of income profit before taxes
	Year ended December 31,
	2 0 1 3	2 0 1 2	2 0 1 1

Israel	$11,788	$11,425	$25,257
International	1,238	527	361
	$13,026	$11,952	$25,618

Reconciliation of Theoretical and Actual Tax Expense
The following is a reconciliation of the theoretical tax expense, assuming that all income is taxed at the ordinary statutory average corporate tax rate in Israel and the actual tax expense in the statement of operations, is as follows:

	Year ended December 31,
	2 0 1 3	2 0 1 2	2 0 1 1

Net income before taxes	$13,026	$11,952	$25,618
Theoretical tax expenses	3,256	2,988	6,148
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes - net	218	46	36
Different tax rates of deferred taxes	(1,344)	1,901	-
Deferred taxes on carryforward tax losses for which valuation allowance was provided	-	-	(3,731)
Effect of foreign operations taxed at various rates	96
Adjustments for previous years' tax	261
Reinstate advances paid to tax authorities	-	(747)	-
Change in valuation allowance	-	(4,080)	(4,881)
Other	24	16	(72)
	(745)	(2,864)	(8,648)
Actual tax expense (benefit)	$2,511	$124	$(2,500)

Schedule of Uncertain Tax Positions
The following table summarizes the changes in uncertain tax positions
	As of December 31,
	2 0 1 3	2 0 1 2

Balance at the beginning of the year	$255	$-
Increase related to prior year tax positions, net	24	116
Increase related to current year tax positions	171	139
Balance at the end of the year	$451	$255